Contingent Liabilities and Financial Commitments - Group Litigation - Additional Information (Details) £ in Millions, $ in Millions		6 Months Ended			12 Months Ended				30 Months Ended
	Mar. 01, 2019 CAD ($)	Jun. 30, 2019 GBP (£) Case ClassAction Plaintiff	Jun. 30, 2019 USD ($) Case ClassAction Plaintiff	Jun. 30, 2019 CAD ($) Case ClassAction Plaintiff	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 CAD ($)	Jun. 30, 2019 GBP (£) Case	Jun. 30, 2019 USD ($) Case
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount liable to pay by Sequana		£ 141	$ 180.0
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages and interest									£ 435	$ 555.0
Total number of cases | Case		1,984	1,984	1,984
Number of plaintiffs | Plaintiff		2,508	2,508	2,508
Number of paid judgments | Case									53	53
Payment for compensatory and punitive damages									£ 320	$ 410.0
Amount paid for attorneys' fees and statutory interest									115	145.0
RJRT or Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss Contingency Amount of Overall Damages comprising Compensatory Damages									55	68.7
Amount of overall damages comprising punitive damages									£ 95	$ 121.3
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | ClassAction		10	10	10
Canada | Quebec Court of Appeal | Imperial Tobacco Canada Ltd
Disclosure Of Commitments And Contingencies [Line Items]
Litigation security guarantee amount paid	$ 758,000,000
Canada | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government		£ 6,000		$ 10,000,000,000
Canada | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government		71,000		118,000,000,000
Canada | Top of Range | Quebec Court of Appeal | Imperial Tobacco Canada Ltd
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages and interest	$ 9,200,000,000
Ontario
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government				$ 330,000,000,000
Ontario | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government					£ 170,000	$ 280,000,000,000	£ 170,000	$ 280,000,000,000
Ontario | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought by the provincial government					£ 380,000	$ 630,000,000,000	£ 380,000	$ 630,000,000,000
Florida | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap		£ 155	$ 200.0